Annual Total Returns- Alger Capital Appreciation Institutional Fund - IR (Class I R Shares) [BarChart] - Class I R Shares - Alger Capital Appreciation Institutional Fund - IR - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.03%)	18.11%	34.81%	13.30%	6.23%	0.46%	31.02%	(0.87%)	33.12%	41.34%